Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 2,787	£ 3,111
Basic weighted average number of shares in issue (in shares)	14,972	15,645
Number of potential ordinary shares (in shares)	445	470
Diluted weighted average number of shares (in shares)	15,417	16,115
Basic earnings per ordinary share (in GBP per share)	£ 0.186	£ 0.199
Diluted earnings per ordinary share (in GBP per share)	£ 0.181	£ 0.193